                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2012

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    HarbourVest Partners LLC
Address: One Financial Center, 44th Floor
         Boston, MA 02110

Form 13F File Number: 28-14156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Martha D. Vorlicek
Title:   Managing Director
Phone:   617-348-3709

Signature, Place, and Date of Signing:

Martha D. Vorlicek       Boston, MA     11/9/12
--------------------  ----------------  --------
   [Signature]         [City, State]     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F

                                 SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 27
Form 13F Information Table Value Total: $62,797
                                        (thousands)

List of Other Included Managers: "NONE"

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number    Name
----  ----------------------  ----
28-   14156

[Repeat as necessary.]

                                                      9/30/2012
                                                        Value   Shares/PRN                 Investment  Other   Voting Authority
Name of Issuer               Title of Class   CUSIP   (x$1000)    Amount   SH/PRN PUT/CALL Discretion Managers       Sole
--------------               -------------- --------- --------- ---------- ------ -------- ---------- -------- ----------------
A123 Corp.                       Common     03739T108      29     117,352    SH               Sole      n/a           x
Angie's List                     Common     034754101   2,283     215,794    SH               Sole      n/a           x
Brightcove, Inc.                 Common     10921T101     263      22,480    SH               Sole      n/a           x
Carters, Inc.                    Common     146229109   2,687      49,913    SH               Sole      n/a           x
Echo Global Logistics, Inc.      Common     24875T101     587      34,226    SH               Sole      n/a           x
E-Commerce China Dangdang        Common     26833A105   1,657     351,157    SH               Sole      n/a           x
Fusion-io, Inc.                  Common     36112J107   3,189     105,357    SH               Sole      n/a           x
GreenDot Corp.                   Common     39304D102     748      61,201    SH               Sole      n/a           x
Groupon, Inc.                    Common     399473107     755     158,503    SH               Sole      n/a           x
Guidewire Software, Inc.         Common     40171V100   2,437      78,475    SH               Sole      n/a           x
HiSoft Technologies              Common     43358R108     598      57,899    SH               Sole      n/a           x
HomeAway                         Common     43739Q100     386      16,467    SH               Sole      n/a           x
Insulet, Inc.                    Common     45784P101   1,087      50,392    SH               Sole      n/a           x
MaxLinear                        Common     57776J100     670     100,216    SH               Sole      n/a           x
Motricity                        Common     620107102      67     137,109    SH               Sole      n/a           x
PharmaAthene, Inc.               Common     71714G102     464     393,056    SH               Sole      n/a           x
Qihoo Technologies, Inc.         Common     74734M109   1,806      81,915    SH               Sole      n/a           x
RPX Corporation                  Common     74972G103   1,944     173,699    SH               Sole      n/a           x
Select Medical Corp.             Common     81619Q105   1,131     100,734    SH               Sole      n/a           x
Solazyme, Inc.                   Common     83415T101   1,351     117,555    SH               Sole      n/a           x
Synchronoss Technologies         Common     87157B103     635      27,736    SH               Sole      n/a           x
Tangoe, Inc.                     Common     87582Y108     218      16,583    SH               Sole      n/a           x
Ubiquity Networks, Inc.          Common     90347A100     603      50,646    SH               Sole      n/a           x
Vonage Holdings Corp.            Common     92886T201   1,145     502,313    SH               Sole      n/a           x
Envivio                          Common     29413T106   7,971   3,639,939    SH               Sole      n/a           x
FleetCor Tech.                   Common     339041105   7,261     162,084    SH               Sole      n/a           x
PartnersRe                       Common     G6852T105  20,822     280,316    SH               Sole      n/a           x
                                                       ------
                                                TOTAL  62,797
                                                       ======